Stock Option Plan and Stock-Based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Feb. 06, 2024	Jan. 03, 2024	Jun. 30, 2024	Mar. 14, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 10, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option granted								705,000		1,377,172
Fair value of common stock as of grant date								$ 0.90		$ 0.90
Weighted average remaining term								9 years 7 months 9 days
Number of options, Forfeited										392,272
Successor [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation					$ 102	$ 55	$ 57	$ 322	$ 1,080
Successor [Member] | Employee Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation									239
Unrecognized stock compensation expense			$ 398		398		398	$ 398	$ 394	$ 394
Weighted average remaining term								3 years 7 months 6 days	1 year 2 months 26 days
Employee stock options, description			Company received a notice for a net exercise of 70,350 options to purchase shares of common stock resulting in the issuance of 12,570 shares of the Company’s Class A Common Stock with par value $0.0001 per share. In accordance with the terms of the Incentive Plan, 51,012 shares were withheld by the Company to cover the exercise price and 6,768 shares were withheld in satisfaction of the taxes required to be paid in connection with the exercise.
Successor [Member] | Employee Stock Options [Member] | Employees And Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option granted	705,000								1,377,172,000
Option life								10 years	10 years
Weighted average fair value								$ 1.20	$ 0.90
Fair value of common stock as of grant date								$ 1.21	$ 1.53
Vesting period								4 years
Successor [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option granted								47,000
Fair value of common stock as of grant date								$ 1.29
Stock-based compensation								$ 1,114	$ 686
Unrecognized stock compensation expense			$ 721		$ 721		$ 721	$ 721	$ 1,796	$ 1,796
Weighted average remaining term								1 year 6 months 3 days	1 year 5 months 1 day
Weighted average fair value restricted stock unit			$ 1.29		$ 1.29		$ 1.29	$ 1.29	$ 7.80	$ 7.80
Number of options, Forfeited									40,000
Successor [Member] | Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of common stock as of grant date								1.25	$ 6.13
Successor [Member] | Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of common stock as of grant date								$ 1.38	$ 11.80
Successor [Member] | Restricted Stock Units (RSUs) [Member] | Employees And Nonemployees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units stock granted		47,000							526,165
Predecessor [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation				$ 158							$ 1,640
Predecessor [Member] | Employee Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation											$ 1,640
2023 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for issuance												2,110,500